Contingencies	12 Months Ended
Jan. 31, 2013
Contingencies

(14) Contingencies

The Company’s drilling activities involve certain operating hazards that can result in personal injury or loss of life, damage and destruction of property and equipment, damage to the surrounding areas, release of hazardous substances or wastes and other damage to the environment, interruption or suspension of drill site operations and loss of revenues and future business. The magnitude of these operating risks is amplified when the Company, as is frequently the case, conducts a project on a fixed-price, bundled basis where the Company delegates certain functions to subcontractors but remains responsible to the customer for the subcontracted work. In addition, the Company is exposed to potential liability under foreign, federal, state and local laws and regulations, contractual indemnification agreements or otherwise in connection with its services and products. Litigation arising from any such occurrences may result in the Company being named as a defendant in lawsuits asserting large claims. Although the Company maintains insurance protection that it considers economically prudent, there can be no assurance that any such insurance will be sufficient or effective under all circumstances or against all claims or hazards to which the Company may be subject or that the Company will be able to continue to obtain such insurance protection. A successful claim or damage resulting from a hazard for which the Company is not fully insured could have a material adverse effect on the Company. In addition, the Company does not maintain political risk insurance with respect to its foreign operations.

In connection with the Company updating its Foreign Corrupt Practices Act (“FCPA”) policy, questions were raised internally in late September 2010 about, among other things, the legality of certain payments by the Company to agents and other third parties interacting with government officials in certain countries in Africa. The Audit Committee of the Board of Directors engaged outside counsel to conduct an internal investigation to review these payments with assistance from outside accounting firms. The internal investigation has found documents and information suggesting that improper payments, which may violate the FCPA and other local laws, were made over a considerable period of time, by or on behalf of, certain foreign subsidiaries of the Company to third parties interacting with government officials in Africa relating to the payment of taxes, the importing of equipment and the employment of expatriates. We have made a voluntary disclosure to the United States Department of Justice (“DOJ”) and the Securities and Exchange Commission (“SEC”) regarding the results of our investigation and we are cooperating with the DOJ and the SEC in connection with their review of the matter.

In February 2012, we began having discussions with the DOJ and SEC regarding the potential resolution of this matter and have held follow-up discussions with both the DOJ and SEC since that time. The discussions with the government are ongoing and the Company is currently unable to assess whether the government will accept voluntary settlement terms that would be acceptable to the Company. As of January 31, 2012, the Company accrued a $3.7 million liability representing the Company’s initial estimate, based on, among other things, the results of its own internal investigation and an analysis of recent and similar FCPA settlements, of the amount that it may be required to disgorge to the SEC in estimated benefits, plus interest thereon. At the request of the SEC and DOJ, the Company has performed and provided the government additional analysis regarding the estimated benefits that the Company may have received, or intended to receive and interest from the payments in question. Accordingly, no assurance is made or can be given that the government will accept this estimated disgorgement and interest amount. The estimated disgorgement amount recorded at January 31, 2013, remains $3.7 million. Investors are cautioned to not rely upon the presently accrued liability as accurately reflecting the ultimate amount that the Company may be required to pay as disgorgement and interest thereon.

In addition to the ultimate liability for disgorgement and related interest, the Company believes that it could be further liable for fines and penalties as part of any settlement. At this time, the Company is not able to reasonably estimate the amount of any fine or penalty that it may have to pay as a part of any possible settlement. Furthermore, the Company cannot currently assess the potential liability that might be incurred if a settlement is not reached and the government were to litigate the matter. As such, based on the information available at this time any additional liability related to this matter is not reasonably estimable. The Company will continue to evaluate the amount of its liability pending final resolution of the investigation and any related settlement discussions with the government. The amount of the actual liability for any fines, penalties, disgorgement or interest that may be recorded in connection with a final settlement could be significantly higher than the liability accrued to date.

The Company is involved in various other matters of litigation, claims and disputes which have arisen in the ordinary course of the Company’s business. The Company believes that the ultimate disposition of these matters will not, individually and in the aggregate, have a material adverse effect upon its business or consolidated financial position, results of operations or cash flows.